Personnel expenses - Remuneration and other benefits (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses [Line Items]
Fee, including committee fee	kr (3,015)	kr (2,729)	kr (2,389)
Fixed remuneration	(30,249)	(31,424)	(31,663)
Other benefits	(292)	(286)	(258)
Pension fee	(9,165)	(9,290)	(9,122)
Other remuneration		(4,540)
Total	(42,721)	(48,269)	(43,432)
Lennart Jacobsen
Personnel expenses [Line Items]
Fee, including committee fee	(706)	(660)	(626)
Total	(706)	(660)	(626)
Håkan Berg
Personnel expenses [Line Items]
Fee, including committee fee	(417)	(385)	(369)
Total	(417)	(385)	(369)
Paula da Silva
Personnel expenses [Line Items]
Fee, including committee fee	(402)	(372)	(354)
Total	(402)	(372)	(354)
Anna Brandt
Personnel expenses [Line Items]
Fee, including committee fee		0	0
Total		0	0
Reinhold Geijer
Personnel expenses [Line Items]
Fee, including committee fee	(381)	(373)	(355)
Total	(381)	(373)	(355)
Hanna Lagercrantz
Personnel expenses [Line Items]
Fee, including committee fee	0		0
Total	0		0
Katarina Ljungqvist
Personnel expenses [Line Items]
Fee, including committee fee	(365)	(338)	(354)
Total	(365)	(338)	(354)
Erik Mattsson
Personnel expenses [Line Items]
Fee, including committee fee	0
Total	0
Carl Mellander
Personnel expenses [Line Items]
Fee, including committee fee	(375)	(254)
Total	(375)	(254)
Eva Nilsagård
Personnel expenses [Line Items]
Fee, including committee fee	(370)	(347)	(331)
Total	(370)	(347)	(331)
Magnus Montan, Chief Executive Officer (CEO)
Personnel expenses [Line Items]
Fixed remuneration	(6,301)	(6,001)	(5,676)
Other benefits	(25)	(37)	(18)
Pension fee	(1,892)	(1,815)	(1,715)
Total	kr (8,218)	kr (7,853)	kr (7,409)
Retirement age	65 years	65 years	65 years
Pension fee on fixed salary (in percent)	30.00%	30.00%	30.00%
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement
Personnel expenses [Line Items]
Fixed remuneration	kr (2,184)	kr (2,124)	kr (1,934)
Other benefits	(39)	(32)	(35)
Pension fee	(927)	(912)	(800)
Total	(3,150)	(3,068)	(2,769)
Pontus Davidsson, Head of International Finance
Personnel expenses [Line Items]
Fixed remuneration	(520)	(3,120)	(3,120)
Other benefits	(3)	(20)	(18)
Pension fee	(110)	(668)	(597)
Total	(634)	(3,808)	(3,735)
Stefan Friberg, Chief Financial Officer
Personnel expenses [Line Items]
Fixed remuneration		(1,060)	(3,060)
Other benefits		(7)	(18)
Pension fee		(208)	(635)
Other remuneration		(4,540)
Total		(5,815)	(3,713)
Mattias Hasselbo, Chief Credit Officer (CCO)
Personnel expenses [Line Items]
Fixed remuneration	(1,972)
Other benefits	(19)
Pension fee	(528)
Total	(2,519)
Jens Hedar, acting Chief Financial Officer (CFO)
Personnel expenses [Line Items]
Fixed remuneration	(2,871)	(2,837)	(2,508)
Other benefits	(20)	(19)	(20)
Pension fee	(929)	(869)	(836)
Total	(3,820)	(3,725)	(3,364)
Jan Hoppe, Chief Risk Officer (CRO)
Personnel expenses [Line Items]
Fixed remuneration	(2,611)	(2,549)	(2,427)
Other benefits	(20)	(20)	(17)
Pension fee	(657)	(638)	(584)
Total	(3,288)	(3,207)	(3,028)
Tobias Hornberger, Chief Financial Officer
Personnel expenses [Line Items]
Fixed remuneration	(1,950)
Other benefits	(11)
Pension fee	(356)
Total	(2,317)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses [Line Items]
Fixed remuneration	(215)	(2,580)	(2,516)
Other benefits	(3)	(38)	(35)
Pension fee	(61)	(636)	(623)
Total	(279)	(3,254)	(3,174)
Jenny Lilja Lagercrantz, Head of Human Resources
Personnel expenses [Line Items]
Fixed remuneration	(2,377)	(2,233)	(2,169)
Other benefits	(33)	(11)	(13)
Pension fee	(666)	(646)	(605)
Total	(3,076)	(2,890)	(2,787)
Tomas Nygård, Chief Information Officer (CIO)
Personnel expenses [Line Items]
Fixed remuneration	(2,244)	(2,203)	(2,005)
Other benefits	(39)	(33)	(18)
Pension fee	(639)	(600)	(558)
Total	(2,922)	(2,836)	(2,581)
Susanna Rystedt, Head of Strategy, Business Development and Communications
Personnel expenses [Line Items]
Fixed remuneration	(2,767)	(2,607)	(2,557)
Other benefits	(25)	(33)	(21)
Pension fee	(962)	(921)	(891)
Total	(3,753)	(3,561)	(3,469)
Maria Simonson, Head of Sustainability and acting Head of Client Relationship Management
Personnel expenses [Line Items]
Fixed remuneration	(2,561)	(2,502)	(2,184)
Other benefits	(17)	(17)	(14)
Pension fee	(677)	(638)	(604)
Total	(3,255)	(3,157)	(2,802)
Anna-Lena Söderlund, Head of Compliance
Personnel expenses [Line Items]
Fixed remuneration	(1,678)	(1,608)	(1,507)
Other benefits	(37)	(19)	(31)
Pension fee	(761)	(739)	(674)
Total	kr (2,475)	kr (2,366)	kr (2,212)